S000012717 [Member] Expense Example - GLOBAL REAL ESTATE INDEX FUND - GLOBAL REAL ESTATE INDEX FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	$ 603